UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2016

Date of reporting period:	March 31, 2016

Item 1. Schedule of Investments:

Putnam VT Growth Opportunities Fund

The fund's portfolio
3/31/16 (Unaudited)

COMMON STOCKS (97.1%)(a)
			Shares	Value

Aerospace and defense (4.9%)

General Dynamics Corp.			1,944	$255,383

Honeywell International, Inc.			3,719	416,714

Northrop Grumman Corp.			3,342	661,382

				1,333,479
Airlines (0.5%)

American Airlines Group, Inc.			3,488	143,043

				143,043
Auto components (0.3%)

Toyota Industries Corp. (Japan)			1,500	67,440

				67,440
Automobiles (0.3%)

Yamaha Motor Co., Ltd. (Japan)			4,800	79,840

				79,840
Banks (1.1%)

Bank of America Corp.			21,844	295,331

				295,331
Beverages (2.4%)

Anheuser-Busch InBev SA/NV ADR (Belgium)			1,687	210,301

Monster Beverage Corp.(NON)			1,224	163,257

PepsiCo, Inc.			2,840	291,043

				664,601
Biotechnology (6.3%)

Amgen, Inc.			1,219	182,765

Biogen, Inc.(NON)			1,189	309,520

Celgene Corp.(NON)			6,681	668,701

Gilead Sciences, Inc.			5,304	487,225

Medivation, Inc.(NON)			1,466	64,279

Neuralstem, Inc.(NON)(S)			16,046	12,035

				1,724,525
Capital markets (1.4%)

Charles Schwab Corp. (The)			4,740	132,815

KKR & Co. LP			8,972	131,799

Morgan Stanley			4,328	108,243

				372,857
Chemicals (3.1%)

Albemarle Corp.			2,532	161,871

Dow Chemical Co. (The)			3,767	191,590

E.I. du Pont de Nemours & Co.			2,594	164,252

Sherwin-Williams Co. (The)			468	133,226

Symrise AG (Germany)			2,740	183,171

				834,110
Commercial services and supplies (1.2%)

Tyco International PLC			9,271	340,338

				340,338
Consumer finance (0.5%)

Discover Financial Services			2,623	133,563

				133,563
Diversified telecommunication services (0.9%)

Inmarsat PLC (United Kingdom)			7,798	109,785

Level 3 Communications, Inc.(NON)			2,761	145,919

				255,704
Energy equipment and services (0.3%)

Baker Hughes, Inc.			2,149	94,191

				94,191
Food and staples retail (3.6%)

Costco Wholesale Corp.			1,978	311,693

CVS Health Corp.			3,823	396,560

Walgreens Boots Alliance, Inc.			3,337	281,109

				989,362
Food products (0.4%)

Associated British Foods PLC (United Kingdom)			2,217	106,249

				106,249
Health-care equipment and supplies (4.0%)

Becton Dickinson and Co.			1,326	201,313

C.R. Bard, Inc.			1,693	343,120

Cooper Cos., Inc. (The)			1,309	201,547

DexCom, Inc.(NON)			697	47,333

Edwards Lifesciences Corp.(NON)			760	67,040

GenMark Diagnostics, Inc.(NON)			5,512	29,048

Intuitive Surgical, Inc.(NON)			322	193,538

				1,082,939
Hotels, restaurants, and leisure (4.0%)

Chipotle Mexican Grill, Inc.(NON)			202	95,136

Hilton Worldwide Holdings, Inc.			21,847	491,994

Lindblad Expeditions Holdings, Inc.(NON)			9,853	97,939

Restaurant Brands International, Inc. (Canada)			4,222	163,940

Yum! Brands, Inc.			3,063	250,707

				1,099,716
Household durables (0.8%)

PulteGroup, Inc.			12,228	228,786

				228,786
Industrial conglomerates (1.0%)

Danaher Corp.			2,809	266,462

				266,462
Insurance (0.5%)

Prudential PLC (United Kingdom)			6,774	125,639

				125,639
Internet and catalog retail (6.2%)

Amazon.com, Inc.(NON)			1,942	1,152,849

Delivery Hero Holding GmbH (acquired 6/12/15, cost $46,212) (Private) (Germany)(F)(RES)(NON)			6	32,969

Expedia, Inc.(S)			840	90,569

FabFurnish GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

Global Fashion Holding SA (acquired 8/2/13, cost $21,942) (Private) (Brazil)(F)(RES)(NON)			518	14,020

Netflix, Inc.(NON)			1,370	140,055

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

Priceline Group, Inc. (The)(NON)			204	262,948

				1,693,413
Internet software and services (12.4%)

Alphabet, Inc. Class A(NON)			1,043	795,705

Alphabet, Inc. Class C(NON)			1,575	1,173,296

Facebook, Inc. Class A(NON)			10,384	1,184,811

GoDaddy, Inc. Class A(NON)			3,936	127,251

Shopify, Inc. Class A (Canada)(NON)			3,785	106,775

				3,387,838
IT Services (4.4%)

Fidelity National Information Services, Inc.			2,113	133,774

Visa, Inc. Class A			13,831	1,057,795

				1,191,569
Life sciences tools and services (0.9%)

Agilent Technologies, Inc.			6,228	248,186

				248,186
Machinery (0.3%)

Manitowoc Foodservice, Inc.(NON)			4,707	69,381

				69,381
Media (2.7%)

DISH Network Corp. Class A(NON)			1,391	64,348

Liberty Global PLC Ser. A (United Kingdom)(NON)			4,016	154,616

Lions Gate Entertainment Corp.			3,935	85,980

Live Nation Entertainment, Inc.(NON)			11,986	267,408

Time Warner, Inc.			2,316	168,026

				740,378
Multiline retail (1.2%)

Dollar General Corp.			3,956	338,634

				338,634
Oil, gas, and consumable fuels (3.0%)

Cabot Oil & Gas Corp.			2,962	67,267

Diamondback Energy, Inc.(NON)			1,726	133,213

EOG Resources, Inc.			2,277	165,265

Gulfport Energy Corp.(NON)			3,222	91,311

Pioneer Natural Resources Co.			853	120,051

Scorpio Tankers, Inc.			8,214	47,888

Suncor Energy, Inc. (Canada)			6,753	188,070

				813,065
Personal products (0.7%)

Edgewell Personal Care Co.			2,275	183,206

				183,206
Pharmaceuticals (4.5%)

Allergan PLC(NON)			1,359	364,253

Bristol-Myers Squibb Co.			5,443	347,699

Eli Lilly & Co.			2,111	152,013

Jazz Pharmaceuticals PLC(NON)			649	84,727

Perrigo Co. PLC			2,192	280,423

				1,229,115
Real estate investment trusts (REITs) (1.5%)

American Tower Corp.(R)			4,117	421,457

				421,457
Real estate management and development (0.3%)

RE/MAX Holdings, Inc. Class A			2,253	77,278

				77,278
Road and rail (1.9%)

Union Pacific Corp.			6,405	509,518

				509,518
Semiconductors and semiconductor equipment (3.5%)

Broadcom, Ltd.			1,460	225,570

Cavium, Inc.(NON)			1,283	78,468

Intel Corp.			3,886	125,712

Lam Research Corp.			2,708	223,681

ON Semiconductor Corp.(NON)			11,291	108,281

Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)			7,512	196,814

				958,526
Software (5.8%)

Adobe Systems, Inc.(NON)			1,549	145,296

Electronic Arts, Inc.(NON)			4,613	304,965

Microsoft Corp.			11,059	610,789

salesforce.com, Inc.(NON)			6,107	450,880

TiVo, Inc.(NON)			8,779	83,488

				1,595,418
Specialty retail (3.8%)

Advance Auto Parts, Inc.			1,938	310,739

Home Depot, Inc. (The)			3,443	459,399

TJX Cos., Inc. (The)			3,527	276,340

				1,046,478
Technology hardware, storage, and peripherals (4.2%)

Apple, Inc.			10,511	1,145,594

				1,145,594
Textiles, apparel, and luxury goods (1.5%)

NIKE, Inc. Class B			6,732	413,816

				413,816
Tobacco (0.8%)

Philip Morris International, Inc.			2,123	208,288

				208,288

Total common stocks (cost $20,162,780)				$26,509,333

WARRANTS (0.7%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

A basket of (UBSPUTCH) common stocks 144A (China)			2,050	$182,184

Citigroup, Inc.			10,890	1,089

Neuralstem, Inc. Ser. J (acquired 1/3/14, cost $—)(F)(RES)			5,587	—

Total warrants (cost $214,430)				$183,273

SHORT-TERM INVESTMENTS (3.2%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.57%(d)		Shares	31,800	$31,800

Putnam Short Term Investment Fund 0.44%(AFF)		Shares	832,556	832,556

U.S. Treasury Bills 0.30%, June 9, 2016			$15,000	14,995

Total short-term investments (cost $879,348)				$879,351

TOTAL INVESTMENTS

Total investments (cost $21,256,558)(b)				$27,571,957

FORWARD CURRENCY CONTRACTS at 3/31/16 (aggregate face value $550,088) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	Japanese Yen	Sell	5/18/16	$77,034	$69,102	$(7,932)
JPMorgan Chase Bank N.A.
	Euro	Sell	6/15/16	142,436	135,980	(6,456)
	Japanese Yen	Buy	5/18/16	30,079	29,763	316
State Street Bank and Trust Co.
	Euro	Sell	6/15/16	80,170	76,538	(3,632)
	Japanese Yen	Sell	5/18/16	91,327	85,068	(6,259)
UBS AG
	Euro	Sell	6/15/16	160,910	153,637	(7,273)

Total						$(31,236)

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/16 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

JPMorgan Chase Bank N.A.
baskets	2,490	$—	4/15/16	(3 month USD-LIBOR-BBA plus 0.38%)	A basket (JPCMPNET) of common stocks	$24,166
baskets	720	—	7/16/16	(3 month USD-LIBOR-BBA plus 0.30%)	A basket (JPCMPTMD) of common stocks	(624)
baskets	21	—	4/15/16	(3 month USD-LIBOR-BBA plus 0.38%)	A basket (JPCMPNET) of common stocks	158

Total		$—	$23,700

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2016 through March 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $27,306,755.
(b)	The aggregate identified cost on a tax basis is $21,356,885, resulting in gross unrealized appreciation and depreciation of $7,372,298 and $1,157,226, respectively, or net unrealized appreciation of $6,215,072.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $46,992, or 0.2% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$735,002	$2,038,300	$1,940,746	$257	$832,556
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $31,800, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $28,914.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $25,677 to cover certain derivative contracts and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $25,096 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$5,661,509	$—	$46,992
Consumer staples	2,045,457	106,249	—
Energy	907,256	—	—
Financials	1,300,486	125,639	—
Health care	4,284,765	—	—
Industrials	2,662,221	—	—
Information technology	8,278,945	—	—
Materials	650,939	183,171	—
Telecommunication services	145,919	109,785	—
Total common stocks	25,937,497	524,844	46,992
Warrants	1,089	182,184	—
Short-term investments	832,556	46,795	—

Totals by level	$26,771,142	$753,823	$46,992

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(31,236)	$—
Total return swap contracts	—	23,700	—

Totals by level	$—	$(7,536)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$316	$31,552
Equity contracts	207,597	624

Total	$207,913	$32,176

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$800,000
OTC total return swap contracts (notional)		$310,000
Warrants (number of warrants)		19,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Barclays Bank PLC	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	Total

	Assets:
	OTC Total return swap contracts*#	$—	$24,324	$—	$—	$24,324
	Forward currency contracts#	—	316	—	—	316

	Total Assets	$—	$24,640	$—	$—	$24,640

	Liabilities:
	OTC Total return swap contracts*#	—	624	—	—	624
	Forward currency contracts#	7,932	6,456	9,891	7,273	31,552

	Total Liabilities	$7,932	$7,080	$9,891	$7,273	$32,176

	Total Financial and Derivative Net Assets	$(7,932)	$17,560	$(9,891)	$(7,273)	$(7,536)
	Total collateral received (pledged)##†	$—	$—	$—	$—
	Net amount	$(7,932)	$17,560	$(9,891)	$(7,273)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 27, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 27, 2016